Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 347,623	$ 360,631
Less: accumulated depreciation and amortization	(297,029)	(274,824)
Property and equipment, net	50,594	85,807
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	29,646	30,672
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	308,053	319,574
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 9,924	$ 10,385